Adoption of new and amended standards and interpretations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Adoption of new and amended standards and interpretations
5.	Adoption of new and amended standards and interpretations
IFRS 16 leases
Except for the changes below, the Company has consistently applied the accounting policies to all periods present in these consolidated financial statement.
The Company has applied IFRS 16 with a date of initial application of 1 January 2019. As a result, the Company has changed its accounting policy for lease contracts as detailed in note 3 (k). IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC-15 operating leases-incentives and SIC-27 Evaluating the substance of transactions involving the legal form of a lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the statement of financial position.
The Company has adopted the standard using the full retrospective approach and has restated comparatives for the 2018 and 2017 reporting periods. The details of the changes in accounting policies are disclosed below:
The Company as a lessee
Previously, the Company determined at contract inception, whether an arrangement is or contains a lease under IAS 17 and IFRIC 4 classifying leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Company. Under IFRS 16, the Company set up a project team which reviewed all of the Company’s operating lease
s
under IAS 17, over the new lease definition as explained in note 3(k) to classify the contracts in lease or contract services.
The Company has elected to present right-of-use assets and lease liabilities (short-term and long-term) separately in the consolidated statement of financial position. Moreover, rental expenses were previously presented under “aircraft rentals and other rentals” in the consolidated statement of profit or loss, with the adoption of IFRS 16 this caption was integrated under “Other operating and administrative expenses” which include the expense for contract services, variable lease payments, short term and low value lease.
The Company elected to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months, and lease contracts for which the underlying asset is of low value. The Company has leases of certain office equipment (i.e., personal computers, printing, photocopying machines, and others) that are considered of low value.
For leases that were not covered by the recognition exemptions under IFRS 16, the Company recognized ROU and lease liabilities measured under IFRS 16.
The main changes arising on the adoption of IFRS 16 include the capitalization of the following major classes of underlying assets previously classified as operating leases:

•	Aircraft

As of December 31, 2019 and 2018 the Company has 29 (2017: 30) aircraft under long-term lease agreements (all previously operating leases under IAS 17) with an average lease term of 10 years
.
T
he lease term use
d
on the IFRS 16 calculations, corresponds to
the
duration of the contracts signed except in cases where the Company is reasonably certain of exercising renewal options foreseen. Those long term contract
s
, include fix payments and variables under LIBOR and do not include residual value provisions.
These leases do not provide a readily determinable implicit rate, so the Company has estimated the incremental borrowing rate based on what it would have to pay to borrow over a similar term, and with a similar asset in a similar economic environment.
On ROU of lease aircraft, the Company has identified major maintenance inspection or overhaul embedded in the aircraft which has been recognized as a separated component and is depreciated over the estimated period until the first maintenance event is performed or the remaining lease term.
In addition, as part of the ROU cost as of the inception of the contract, the Company has capitalized an estimate of the costs from work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend of the aircraft utilization. The related obligation is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position
.

•	Real estate
The Company uses real estate assets including airport and terminal facilities, sales offices, maintenance facilities, and general offices. Contracts agreements include renewal options; a few have escalation clauses, but no purchase options. Most of the spaces in airport, are generally leased from government agencies that control the use of the airport, therefore, these agreements may include the use of non-exclusive
areas where there is no dedicated asset. In other cases, although a dedicated asset exists, the lessor has an effective substitution right. As a result, in both cases the Company does not consider the existence of a lease contract.
Expenses related to the use of airports facilities outside the scope of IFRS 16 are recognized under “Other operating and administrative expenses” in the consolidated statement of profit or loss.
The Company has capitalized lease contracts concerning lounges and maintenance hangar highly customized for Company use, and administrative and sales offices. The lease term corresponds to the not terminable period completed, if necessary, by options of renewal which are reasonably certain. The discount rate used is the incremental borrowing rate based on mortgage rates.
The Company as a lessor
Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Company is the lessor. As of December 31, 2019 and 2018, the Company only acts as a lessor under operating leases.

The effect of adopting IFRS 16 is, as follows:
Impact on the consolidated statement of financial position
(increase/(decrease))

	2019	2018	2017
ASSETS
Currents assets
Prepaid expenses	$(3,718)	$(4,147)	$(3,857)

Total currents assets	(3,718)	(4,147)	(3,857)
Non-currents assets
Right of use assets	290,843	361,993	384,350

Total non-currents assets	290,843	361,993	384,350

Total assets	$287,125	$357,846	$380,493

LIABILITIES AND EQUITY
Current liabilities
Trade, other payables and financial liabilities	$(819)	$(791)	$(629)
Current portion of lease liability	97,732	102,452	106,950
Accrued expenses payable	—	—	957

Total current liabilities	96,913	101,661	107,278

Non-current liabilities
Lease liability	206,832	273,231	290,056
Other long-term liabilities	24,327	23,848	24,156

Total non-current liabilities	231,159	297,079	314,212

Total liabilities	328,072	398,740	421,490

EQUITY
Retained earnings	(40,894)	(40,997)	(39,551)
Net (loss) profit	(52)	103	(1,446)

Total equity	(40,946)	(40,894)	(40,997)

Total liabilities and equity	$287,126	$357,846	$380,493

Impact on the consolidated statement of profit or loss
(increase/(decrease))

	2019	2018	2017
Operating expenses
Maintenance, materials and repairs	$—	$(967)	$(967)
Depreciation and amortization	102,824	107,127	110,199
Other operating and administrative expenses	(116,828)	(120,684)	(123,586)

	(14,004)	(14,524)	(14,354)
Operating profit	14,004	14,524	14,354
Non-operating (expense) income
Finance cost	(14,140)	(14,975)	(15,873)
Gain on foreign currency fluctuations	84	554	73

	(14,056)	(14,421)	(15,800)

Net (loss) profit	$(52)	$103	$(1,446)

There is no material impact on the Company’s basic or diluted earnings per share for the year ended December 31, 2018 and 2017.
Impact on the consolidated statement of cash flows
(increase/(decrease))

	2018	2017
Operating activities
Net profit (loss)	$103	$(1,446)
Adjustments for:
Finance cost	14,975	15,873
Depreciation and amortization	107,127	110,199
Net foreign exchange differences	(554)	(73)
Change in:
Other current assets	290	248
Accounts payable	(550)	(630)
Other liability	(967)	(967)

Cash from operating activities	120,424	123,204
Interest paid	(14,170)	(15,030)

Net cash from operating activities	106,254	108,174
Financing activities
Payment of lease liabilities	(106,254)	(108,174)

Net cash used in financing activities	(106,254)	(108,174)
The major impact on the consolidated statement of cash flows was the reclassification
from operating cash flow to financing cash flow of the repayments of lease liabilities.
Other standards issued
The following amendments and interpretations effective for annual periods beginning on or after January 1, 2019, had no impact on the company’s financial statements:
IFRIC 23
Uncertainty over income tax treatments
. The Company determined, based on its tax compliance and transfer pricing study, that it is probable that its tax treatments (including those for the subsidiaries) will be accepted by the taxation authorities.
Amendment to IFRS 9
Prepayment features with negative compensation
Amendment to IAS 28
Investments in Associates and Joint Ventures
Amendments to IAS
19
Employee benefits’ on plan amendment, curtailment or settlement
Annual Improvements Cycle 2015–2017: IFRS 3
Business combinations
, IFRS 11
Joint arrangements
, IAS 12
Income taxes
and IAS 23
Borrowing costs.
The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.